Expense Example - VanEck Wealth Builder ETF - VanEck Wealth Builder ETF Class	Oct. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	$ 99